BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2023
BANK LOANS
Schedule of principal payments on long-term borrowings

Year ending December 31,	RMB	USD
2024	200,000	28,169
2025	200,000	28,169
2026	56,600,000	7,971,944
Total	57,000,000	8,028,282